Income Taxes - Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 9,117,443	$ 7,437,277
Additions based on tax positions related to the current year	799,637	1,946,753
Reduction for tax positions related to prior year	(1,070,199)	(415,227)
Exchange realignment	23,796	148,640
Balance at end of fiscal year	$ 8,870,677	$ 9,117,443